OTHER INCOME, NET - Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OTHER INCOME, NET
Foreign currency exchange, net	$ (28)	$ (9)	$ 31
Interest	28	11	6
Gain on asset and investment sales, net	23	108	118
Tanami insurance proceeds	13
Loss on debt repayment		(55)
Impairment of investments	0	0	115
Gain on deconsolidation of TMAC			76
Other	18	14	19
Other Income, net	$ 54	$ 69	$ 135